UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

  1. Name and address of issuer:
     Morgan Stanley Dean Witter
     Short-Term Bond Fund

 2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series
and classes of securities of the issuer, check the box but do not list series or classes):

  3. Investment Company Act File Number:
     811-7117

Securities Act File Number:
     33-50857

 4(a) Last day of fiscal year for which this Form is filed:

 April 30, 2001

4(b)Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late,
 interest must be paid on the registration fee due.


 4(c).Check box if this is the last time
the issuer will be filing this Form.

5.Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):
 $  323,615,562.00

(ii)  Aggregate price of securities redeemed or
 repurchased during the fiscal
$     (335,218,627.00)

 (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
 $ (62,860,227.31)

(iv)Total available redemption credits
 [add Items 5(ii) and 5(iii):
     $ (398,078,854.31)

(v)  Net sales - if Item 5(i)
 is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:
 $            0.00

(vi)  Redemption credits available for use in future
$  (74,463,292.31)
if Item 5(i) is less than 5(iv) [subtract Item
5(iv) from Item 5(i)]:


(vii)  Multiplier for determining registration fee
 (0.00025
               Instruction C.9):

(viii) Registration fee due
[multiply Item 5(v) by Item =  0.00
 5(vii)] (enter "0" if no fee is due):

  6.    Prepaid Shares:

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule
 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities
 (number of shares or other units)
deducted here:_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
future fiscal years, then state that number here:_______.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):  + 0.00


  8. Total of the amount of the registration fee due plus any interest due
 [line 5(viii) plus line 7]:  = 0.00


  9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


Method of Delivery:

Wire Transfer

Mail or other means



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By Barry Fink
    Vice President



Date
*Please print the name and title
of the signing officer below the
 signature.